Commitments and Contingencies (Tables)	12 Months Ended
Jul. 31, 2013
Concentrations Commitments And Contingencies [Line Items]
Future minimum annual lease payments
Future minimum annual lease payments at July 31, 2013 under non-cancelable operating lease agreements with remaining terms greater than one year are as follows (dollars in thousands):

Amount
2014	$110
2015	116
2016	112
2017	111
2018	111
Thereafter	112
Total	$672

Cortelco Systems Holding Corp [Member]
Concentrations Commitments And Contingencies [Line Items]
Future minimum annual lease payments
Future minimum annual lease payments at July 31, 2013 under non-cancelable operating lease agreements with remaining terms greater than one year are as follows (dollars in thousands):

Amount
2014	$110
2015	116
2016	112
2017	111
2018	111
Thereafter	112
Total	$672